Our people	12 Months Ended
Dec. 31, 2019
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Our people
5. Our people

Our staff numbers, including the Kantar disposal group, averaged 132,823 for the year ended 31 December 2019 against 133,903 in 2018 and 134,428 in 2017. Their geographical distribution was as follows:

	2019	2018	2017
North America	25,008	25,990	27,399
United Kingdom	14,192	14,331	14,197
Western Continental Europe	26,973	26,825	25,700
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	66,650	66,757	67,132
	132,823	133,903	134,428

Their reportable segment distribution was as follows:

	2019	2018	2017
Global Integrated Agencies	82,295	83,015	81,537
Data Investment Management	26,325	27,813	28,014
Public Relations	6,890	6,891	6,899
Specialist Agencies	17,313	16,184	17,978
	132,823	133,903	134,428

At the end of 2019, staff numbers were 106,786 (2018: 134,281, 2017: 134,413).

Staff costs include:

Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Wages and salaries	4,946.2	4,828.0	4,937.5
Cash-based incentive plans	227.6	233.0	196.5
Share-based incentive plans	66.0	78.3	98.3
Social security costs	591.7	579.0	580.8
Pension costs	169.7	160.9	161.3
Severance	42.6	30.0	36.8
Other staff costs 2	1,046.8	1,041.4	1,053.9
	7,090.6	6,950.6	7,065.1

Notes
1	Prior year figures have been re-presented in accordance with IFRS 5 Non- c urrent Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
2	Freelance and temporary staff costs are included in other staff costs.

Included above are charges of £2.0 million, excluding revision to prior year awards, (2018: £2.0 million, 2017: £12.3 million) for share-based incentive plans in respect of key management personnel (who comprise the Directors of the Group). Total compensation received by key management personnel in respect of 2019 was £4.
7
 million (2018: £6.2 million, 2017: £17.8 million) of which £0.4 million (2018: £0.4 million, 2017: £0.7 million) were pension contributions. The value of the EPSP awards, which vest in the year following the end of the five-year performance period, is included in total compensation in the year the relevant five-year performance period ends.